TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Disclosure of aged analysis of the trade and other payables [Table Text Block]
As at	December 31, 2021	December 31, 2020	January 1, 2020
Total Accounts Payable	$1,531,901	$2,081,958	$583,946
Accrued Liabilities	955,431	546,200	425,102
Total Trade and Other Payables	$2,487,332	$2,628,158	$1,009,048